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                                                   As Filed Pursuant to Rule 497
                                                   SEC Registration NO. 33-86642


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          VARIABLE ANNUITY ACCOUNT FOUR
            (PORTION RELATING TO THE ANCHOR ADVISOR VARIABLE ANNUITY)

                     --------------------------------------

          SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS DATED MAY 1, 2001

Paragraphs A(1)(a) through (c) of Appendix C to the prospectus on page C-1 describing the Purchase Payment Accumulation Option is deleted and replaced with the following:

     1.   Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive satisfactory proof of the Continuing Spouse's death; or

          b. The contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals (and fees and charges applicable to those withdrawals) made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals (and fees and charges applicable to those withdrawals), since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments minus withdrawals (and fees and charges applicable to those withdrawals) made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals (and fees and charges applicable to those withdrawals), since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death.





Date: May 17, 2001